Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Comprehensive Income [Abstract]
Revenues		$ 11,799	$ 10,939	$ 10,208
Cost of sales		7,687	7,001	6,446
Gross profit		4,112	3,938	3,762
Operating expenses:
Selling and marketing expenses		638	552	535
Administrative expenses		778	727	707
Total operating expenses		1,416	1,279	1,242
Operating profit		2,696	2,659	2,520
Other income, net		411	513	459
Reduction in the fair value of Disposal Group held for sale		(39)	(18)
Adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale"		(65)
Share in associate's profit/ (loss), including impairment			(11)	(5)
Profit before income taxes		3,003	3,143	2,974
Income tax expense		803	657	834
Net profit		2,200	2,486	2,140
Items that will not be reclassified subsequently to profit or loss:
Re-measurements of the net defined benefit liability / asset, net	[1]	(3)	9	(7)
Cumulative impact on reversal of unrealized gain on quoted debt securities on adoption of IFRS 9				(5)
Equity instruments through other comprehensive income, net	[1]	10	1	(1)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		7	10	(13)
Items that will be reclassified subsequently to profit or loss:
Fair valuation of investments, net	[1]			(2)
Fair value changes on derivatives designated as cash flow hedge, net	[1]	3	(6)	6
Foreign currency translation		(560)	18	198
Total other comprehensive income that will be reclassified to profit or loss, net of tax		(557)	12	202
Total other comprehensive income/(loss), net of tax		(550)	22	189
Total comprehensive income		1,650	2,508	2,329
Profit attributable to:
Owners of the company		2,199	2,486	2,140
Non-controlling interests		1
Net profit		2,200	2,486	2,140
Total comprehensive income attributable to:
Owners of the company		1,649	2,508	2,329
Non-controlling interests		1
Total comprehensive income		$ 1,650	$ 2,508	$ 2,329
Earnings per equity share
Basic (in $ per share)		$ 0.51	$ 0.55	$ 0.47
Diluted (in $ per share)		$ 0.51	$ 0.55	$ 0.47
Weighted average equity shares used in computing earnings per equity share
Basic (in shares)		4,347,130,157	4,510,664,644	4,571,278,894
Diluted (in shares)		4,353,420,772	4,515,147,740	4,572,793,490

[1]	net of taxes